[JAMES C. EDWARDS LOGO]




                                JAMES C. EDWARDS
                               EQUITY MASTERS FUND















                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1999

                      JAMES C. EDWARDS EQUITY MASTERS FUND


November 26, 1999

Dear Shareholders:

The third quarter of 1999 marks two quarters that the James C. Edwards Equity Masters Fund has been in operation. For the six months ending September 30, 1999 the Fund had a total return of -6.00% compared with a return of 0.36% for the S&P 500 (w/ dividends). At the beginning of the quarter, the Fund had 51% of its assets invested in equities with the remainder invested in cash instruments. As the domestic equity market pulled back, we began putting the cash to work as valuations in certain areas became more compelling. By the end of the quarter we were down to 18.2% in cash. At September 30, 1999, the sector allocation as a percentage of equities was as follows: Consumer Staples 13%, Financial 22%, Health 15%, Service 10%, Technology 21%, Utilities 9%, Media 5%, Conglomerates 5%.

Reflecting ongoing strength in our economy, coupled with recoveries in Europe and Asia, investor concern about inflation continues to ebb and flow with the almost daily release of new statistical information. So far the overall rate of inflation has remained remarkably subdued. Nevertheless, the Fed's recent decision to raise its key federal funds rate for the third time this year underscores its resolve to keep inflationary pressures under control. Still, some prices have been climbing, notably for such things as housing, oil, metals and paper, and for transportation charges where margins have been squeezed by higher energy costs. In addition, easy credit is fostering an explosion in business and personal debt, and personal bankruptcies are expected to remain at a high level. All things considered, the economic forest still looks pretty good even though some of the trees are beginning to show signs of rot. While the market has been in a strong rally since mid-October, it is probably due for a rest as Y2K uncertainties once again rise to the surface.

James C. Edwards & Company is honored to be managing the money that you have placed with this Fund. Please do not hesitate to call us if you have any questions or comments regarding the Fund's activities at (212) 319-8488.

Sincerely,

/s/ Bart A. Johnston

Bart A. Johnston
Vice President
Portfolio Manager

SCHEDULE OF INVESTMENT AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares      COMMON STOCKS: 87.2%                                      Value
--------------------------------------------------------------------------------
             ADVERTISING SERVICES: 4.1%
   1,000     TMP Worldwide Inc.*..................................  $    60,875
                                                                    -----------
             COMMERCIAL SERVICES: 2.7%
   2,000     Convergys Corp.*.....................................       39,625
                                                                    -----------
             COMPUTERS: 9.2%
   1,000     EMC Corp.*...........................................       71,437
     700     Sun Microsystems, Inc.*..............................       65,100
                                                                    -----------
                                                                        136,537
                                                                    -----------
             DATA PROCESSING/MANAGEMENT: 2.4%
   1,900     Sterling Commerce, Inc.*.............................       35,269
                                                                    -----------

             FINANCIAL SERVICES: 3.6%
     600     Morgan Stanley Dean Witter & Co......................       53,513
                                                                    -----------

             FOODS: 6.2%
   1,000     Groupe Danone-Sponsored ADR..........................       48,438
   1,000     H.J. Heinz Company...................................       43,000
                                                                    -----------
                                                                         91,438
                                                                    -----------
             INSURANCE: 7.4%
     600     American International Group, Inc....................       52,162
   1,300     XL Capital Ltd.......................................       58,500
                                                                    -----------
                                                                        110,662
                                                                    -----------
             MANUFACTURING - MISC./DIVERSIFIED: 9.5%
   2,700     AptarGroup, Inc......................................       72,225
   1,000     Corning Inc..........................................       68,562
                                                                    -----------
                                                                        140,787
                                                                    -----------
             MEDICAL - DRUGS: 9.9%
   1,200     American Home Products Corp..........................       49,800
     700     Eli Lilly and Company................................       44,800
     800     Warner-Lambert Company...............................       53,100
                                                                    -----------
                                                                        147,700
                                                                    -----------

See accompanying Notes to Financial Statements.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------
             MEDICAL - WHOLESALE DRUG DISTRIBUTION: 2.9%
     800     Cardinal Health, Inc.................................  $    43,600
                                                                    -----------
             SPECIALTY RETAIL: 3.7%
   2,500     Staples, Inc.*.......................................       54,531
                                                                    -----------
             SUPER-REGIONAL BANKS: 9.0%
   2,000     Bank One Corp........................................       69,625
   1,800     First Union Corp.....................................       64,012
                                                                    -----------
                                                                        133,637
                                                                    -----------
             TELECOM SERVICES: 4.0%
   1,500     Qwest Communications International Inc.*.............       44,344
     600     Telesp Celular Participacoes S.A.*...................       15,675
                                                                    -----------
                                                                         60,019
                                                                    -----------
             TELEPHONE: 6.6%
     900     MCI WorldCom, Inc.*..................................       64,688
   2,100     Telesp Participacoes S.A.*...........................       33,075
                                                                    -----------
                                                                         97,763
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT: 6.0%
   1,800     Plantronics, Inc.*...................................       89,550
                                                                    -----------
               Total Common Stock (cost $1,364,971)...............    1,295,506
                                                                    -----------

Principal
  Amount     SHORT-TERM INVESTMENTS: 11.2%
--------------------------------------------------------------------------------
             MONEY MARKET INVESTMENT: 11.2%
$166,496     Firststar Treasury, 4.04%, 3/31/2000 (cost $166,496)       166,496
                                                                    -----------

             Total Investment in Securities (cost
               $1,531,467+): 98.4%................................    1,462,002
             Other Assets less Liabilities: 1.6%..................       23,046
                                                                    -----------
             TOTAL NET ASSETS: 100.0%                               $ 1,485,048
                                                                    ===========

*    Non-income producing security.

See accompanying Notes to Financial Statements.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+ At September 30, 1999, the basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation were as follows:

             Gross unrealized appreciation........................  $    68,322
             Gross unrealized depreciation........................     (137,787)
                                                                    -----------
                Net unrealized depreciation.......................  $   (69,465)
                                                                    ===========

See accompanying Notes to Financial Statements.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
      Investments in securities, at value (cost $1,531,467) ....    $ 1,462,002
      Receivables:
            Due from Advisor ...................................         22,289
            Dividends and interest .............................          2,659
            Securities sold ....................................         19,171
      Prepaid expenses .........................................          5,391
                                                                    -----------
               Total assets ....................................      1,511,512
                                                                    -----------

LIABILITIES
      Accrued administration fee ...............................          2,383
      Other accrued expenses ...................................         24,081
                                                                    -----------
               Total liabilities ...............................         26,464
                                                                    -----------

NET ASSETS .....................................................    $ 1,485,048
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
      ($1,485,048/157,965 shares outstanding; unlimited
      number of shares authorized without par value) ...........    $      9.40
                                                                    ===========

COMPONENTS OF NET ASSETS
      Paid-in capital ..........................................    $ 1,578,570
      Accumulated net investment income ........................          6,547
      Accumulated net realized loss on investments .............        (30,604)
      Net unrealized depreciation on investments ...............        (69,465)
                                                                    -----------
            Net assets .........................................    $ 1,485,048
                                                                    ===========

See accompanying Notes to Financial Statements.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Interest ....................................................     $  13,972
    Dividends ...................................................         2,226
                                                                      ---------
          Total income ..........................................        16,198
                                                                      ---------

  Expenses
    Administration fee ..........................................        14,959
    Fund accounting fees ........................................         8,225
    Transfer agent fees .........................................         7,560
    Audit fee ...................................................         7,218
    Advisory fees ...............................................         4,825
    Custody fees ................................................         3,275
    Registration fees ...........................................         2,956
    Reports to shareholders .....................................         1,765
    Trustee fees ................................................         1,711
    Miscellaneous ...............................................         1,711
    Legal fees ..................................................         1,677
                                                                      ---------
      Total expenses ............................................        55,882
      Less: expenses waived and reimbursed ......................       (46,231)
                                                                      ---------
      Net expenses ..............................................         9,651
                                                                      ---------
        NET INVESTMENT INCOME ...................................         6,547
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions ..................       (30,604)
  Net unrealized depreciation on investments ....................       (69,465)
                                                                      ---------
    Net realized and unrealized loss on investments .............      (100,069)
                                                                      ---------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     $ (93,522)
                                                                      =========

*Fund commenced operations on March 31, 1999.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                             September 30, 1999#
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income .....................................   $     6,547
  Net realized loss from security transactions ..............       (30,604)
  Net unrealized depreciation on investments ................       (69,465)
                                                                -----------
    NET DECREASE IN NET ASSETS RESULTING  FROM OPERATIONS ...       (93,522)
                                                                -----------

CAPITAL SHARE TRANSACTIONS
    Net increase in net assets derived from net change in
      outstanding shares (a) ................................     1,578,570
                                                                -----------
      TOTAL INCREASE IN NET ASSETS ..........................     1,485,048
                                                                -----------

NET ASSETS
    Beginning of period .....................................            --
                                                                -----------
END OF PERIOD ...............................................   $ 1,485,048
                                                                ===========

(a) A summary of capital share transactions is as follows:

                                                                  Six Months
                                                                    Ended
                                                             September 30, 1999#
                                                             -------------------
                                                             Shares      Value
                                                             ------      -----
Shares sold...............................................  157,965   $1,578,570
                                                            -------   ----------
Net increase..............................................  157,965   $1,578,570
                                                            =======   ==========

# Unaudited.  Fund commenced operations on March 31, 1999.

See accompanying Notes to Financial Statements.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 Six Months
                                                                   Ended
                                                             September 30, 1999#
--------------------------------------------------------------------------------

Net asset value, beginning of period.........................      $10.00
                                                                   ------

Income from investment operations:
      Net investment income..................................        0.04
      Net realized and unrealized loss on investments........       (0.64)
                                                                   ------
Total from investment operations.............................       (0.60)
                                                                   ------

Net asset value, end of period...............................      $ 9.40
                                                                   ======

Total return.................................................       (6.00)%

Ratios/supplemental data:
Net assets, end of period (millions).........................      $  1.5

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver................        8.65%+
      After expense reimbursement and waiver.................        1.50%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and waiver................       (6.14)%+
      After expense reimbursement and waiver.................        1.01%+

Portfolio turnover rate......................................        2.77%

+ Annualized.

# Unaudited.  Fund commenced operations on March 31, 1999.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The James C. Edwards Equity Masters Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on March 31, 1999. The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND RELATED PARTY TRANSACTIONS

     For the six months ended September 30, 1999, James C. Edwards & Co., Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended September 30, 1999, the Fund incurred $4,825 in advisory fees.

                      JAMES C. EDWARDS EQUITY MASTERS FUND

--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average net assets. Any such reductions made by the Advisor in its fees or reimbursement of expenses which are the Fund's obligation are subject to recoupment by the Fund within the following three to five years, provided the Fund is able to effect such recoupment and remain in compliance with any expense limitations then in effect. For the six months ended September 30, 1999, the Advisor reimbursed the Fund in the amount of $46,231.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Assets                       Fee or Fee Rate
         ------                       ---------------
         Less than $15 million        $30,000
         $15 to $50 million           0.20% of average daily net assets
         $50 to $100 million          0.15% of average daily net assets
         $100 to $200 million         0.10% of average daily net assets
         $200 million and above       0.05% of average daily net assets

     For the six months ended September 30, 1999, the Fund incurred $14,959 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator and receives no compensation for its services.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 1999, were $1,414,749 and $19,171, respectively.

                               INVESTMENT ADVISOR
                          James C. Edwards & Co., Inc.
                         370 Lexington Ave., 29th Floor
                            New York, New York 10032
                                 (212) 319-8490
                                www.jcedwards.com

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                       4455 E. Camelback Rd., Suite 261-E
                             Phoenix, Arizona 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                         Hauppauge, New York 11788-0132
                                 (800) 282-2340

                                    AUDITORS
                              Tait, Weller & Baker
                               8 Penn Center Plaza
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.